About These Statements	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
About These Statements	About These Statements
Woodside Energy Group Ltd and its controlled entities (Woodside or the Group) is a for-profit entity limited by shares, incorporated and domiciled in Australia. Its shares are publicly traded on the Australian Securities Exchange (ASX) and on the New York Stock Exchange
(NYSE) (in the form of Woodside American Depositary Shares).
The financial statements were authorised for issue in accordance with a resolution of the Directors on 24 February 2026.
Statement of compliance
The financial statements are general purpose financial statements, which have been prepared in accordance with the requirements of the
International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board. They also include additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).
The Group’s accounting policies are materially consistent with those disclosed in the Group’s 2024 Financial Statements. Adoption of
new or amended standards and interpretations effective 1 January 2025 did not result in any significant changes to the Group’s accounting policies. Refer to Note E.9 for more details.
Estimates have been revised, where required, to reflect current market conditions including the impact of climate change. Updated assumptions used for impairment assessments, restoration provisions and embedded commodity derivatives are disclosed in Notes B.4,
D.5 and D.6 respectively; these assumptions could change in the future. New estimates and judgements relating to transactions with equity holders of the Group are disclosed in Note B.9.
Currency
The accounting functional and presentation currency of Woodside and all its material subsidiaries is the US dollar.
Transactions in foreign currencies are initially recorded in the functional currency of the transacting entity at the exchange rates ruling at the date of transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated at the rates of exchange ruling at that date. Exchange differences in the consolidated financial statements are taken to the consolidated income statement.
Rounding of amounts
The financial statements are rounded to the nearest million dollars, except where otherwise indicated.
Basis of preparation
The financial statements have been prepared on a historical cost basis, except for derivative financial instruments and certain other financial assets and financial liabilities, which have been measured at fair value or amortised cost adjusted for changes in fair value attributable to the risks that are being hedged in effective hedge relationships. Where not carried at fair value, if the carrying value of financial assets and financial liabilities does not approximate their fair value, the fair value has been included in the notes to the financial statements.
Subsidiaries are fully consolidated from the date on which control is obtained by the Group and cease to be consolidated from the date at which the Group ceases to have control.
The financial statements comprise the financial position and results of the Group as at and for the year ended 31 December 2025 (refer to
Note E.8).
The material subsidiaries of the Group apply the same reporting period and accounting policies as the parent company in their financial statements. All intercompany balances and transactions, including unrealised profits and losses arising from intra-group transactions, have been eliminated in full.
Non-controlling interests are allocated their share of the net profit after tax in the consolidated income statement and their share of other comprehensive income net of tax in the consolidated statement of comprehensive income, and are presented within equity in the consolidated statement of financial position, separately from parent shareholders’ equity.
The consolidated financial statements provide comparative information in respect of the previous periods. Where required, a reclassification of items in the financial statements of the previous periods has been made in accordance with the classification of items in the financial statements of the current period.
Climate Change And Energy Transition
Climate considerations
Woodside has considered the impact of climate and the energy transition across its global portfolio in assessing the carrying values of its assets and liabilities. This note describes the assumptions underpinning key areas of the financial statements and the potential short-term and long-term impacts of differing climate-related scenarios on the financial performance, position and cash flow of Woodside for the year ended 31 December 2025.
Financial planning and assumptions
Woodside considers a range of climate and macroeconomic scenarios to help benchmark our long-term price assumptions and inform our decision making to maintain a resilient financial position. These scenarios are informed by a wide range of externally published data and are part of a broad consideration of risks, opportunities, competitiveness and resilience. The assumptions applied in assessing amounts within the financial statements require significant judgement and are in each case calculated in accordance with the requirements of the applicable accounting standards.
Our long-term price assumptions reflect management’s current “best estimate” scenario in which global governments pursue decarbonisation goals as well as other goals such as energy security and economic development. Price assumptions consider current legislation in the locations where Woodside operates and place some weight on scenarios in which the transition to a lower carbon energy system is sufficiently rapid to meet global climate goals, as well as scenarios in which the transition is not, or may not be, sufficiently rapid. They also place some weight on a range of other assumptions which can drive prices (e.g. inflation) and which are not related to the global climate goals.
Woodside’s oil and gas facilities are subject to physical risks such as metocean conditions and are located in regions that experience tropical cyclones, hurricanes and high ambient temperatures. Woodside has significant experience designing and operating facilities located in harsh environments.
The high degree of uncertainty around the nature, timing and magnitude of climate-related risks, and the uncertainty as to how the energy transition will evolve, makes it difficult to determine the potential impacts of the risks with precision.
Woodside continues to monitor the uncertainty around climate change risks and expects to take into account ongoing developments into its assumptions, including assumptions concerning commodity and carbon pricing, as considered appropriate. Investment cases include a carbon price assumption which takes into consideration uncertainty around the impact of climate change. Commodity pricing assumptions are key value drivers with greater significance to assets and liabilities than carbon pricing.
Impairment of exploration and evaluation, property, plant and equipment and goodwill
In accordance with the Group's accounting policies and applicable accounting standards, elements of Woodside’s financial statements are based on reasonable and supportable assumptions that represent management’s current best estimate of the range of economic conditions that may exist in the foreseeable future.
The estimation of recoverable amounts for impairment testing includes estimating what an independent market participant would pay to acquire the asset as at the reporting date. Market participants will be guided by their own views on future economic and technical conditions and therefore Woodside considers a range of data sources in determining a future price forecast, including industry and market benchmarks along with asset sales transaction data to support the recoverable amount.
The completion of the sale of the 10% and 15.1% non-operating participating interest in the Scarborough Joint Venture to LNG Japan and JERA respectively in 2024, is a clear example of an independent market valuation fully supporting the carrying value of the multi-
decade asset.
Price forecasts are adjusted for premiums and discounts based on the nature and quality of the product. Commodity oil price estimates consider macroeconomic factors such as population growth and have regard to potential climate pathways along with other factors such as industry investment and cost trends. There remains significant uncertainty around how society will respond to the climate challenge.
The energy transition is expected to bring volatility and there is uncertainty as to how commodity prices will develop.
Woodside’s assumptions for Brent and JKM sit within the range of scenarios considered by management. Refer to Note B.4 for further details.
Impact on remaining life of assets
Oil and gas properties, included within property, plant and equipment, are depreciated using the unit of production basis over either proved or proved plus probable reserves. The energy transition may result in changes to the expected useful life of oil and gas properties and economically recoverable reserves and resources thereby accelerating depreciation charges or resulting in an impairment. New energy assets under development still require significant capital spend. The Group will review depreciation methodology and useful life of new energy assets as they are brought into use.
Carbon credits
Woodside utilises certified carbon credits to offset equity Scope 1 and 2 emissions that are above our targets in a given year and to meet our regulatory requirements, after design out and operate out measures have been taken. The Group’s portfolio of carbon credits enables our base business to manage the price risk associated with regulations and our corporate net equity Scope 1 and 2 emissions targets.
As at 31 December 2025, the Group recognised $274 million (2024: $202 million) of carbon credits within inventory.
Restoration and other provisions
The energy transition may result in restoration activities occurring earlier than expected.  56% (2024: 53%) of the Group’s non-current restoration liabilities are expected to be settled more than 10 years in the future.
Restoration cost estimates require judgemental assumptions regarding removal date, environmental legislation and regulations and the extent of restoration activities required. These cost estimates may change in the future, as a result of increased regulatory scrutiny and the energy transition. This includes the demand and related costs for offshore services which can be influenced by renewable energy construction. Woodside continues to monitor the uncertainty around climate change risks to assess if additional changes to restoration provisions should be recognised. Refer to Note D.5 for further details.
Long-term contracts
Climate risks may impact underlying assumptions used to assess the forecast cash flows of long-term contracts. These judgemental assumptions include pricing forecast and discount rate adjustments based on the nature of the product.
Contractual arrangements, including the Corpus Christi contract, could be impacted by adverse market conditions arising from climate-
related factors. Given the uncertainty in climate events, Woodside continues to review the forecast cash flows of long‑term contracts.
Deferred tax assets
The Group has determined that it is probable that sufficient future taxable income will be available to utilise the deferred tax assets relating to carry forward unused tax losses and credits recognised as at 31 December 2025. The recoverability of deferred tax assets is dependent on the Group’s future taxable income which can be impacted by the uncertainty of commodity and carbon pricing.
Commodity price risk management
The Group’s revenue is exposed to commodity price fluctuations through the sale of hydrocarbons. Commodity price risks are measured by monitoring and stress testing the Group’s forecast financial position to sustained periods of low commodity prices. This analysis is regularly performed on the Group’s portfolio and as required for discrete projects and transactions.
The Group’s management of commodity price risk includes the use of commodity derivatives to hedge its exposure (refer to Note D.6).
The hedged exposure includes oil-linked revenue related to produced volumes and revenues derived from trading operations. Commodity derivatives are used to manage the Group’s price risk within its corporate and trading portfolios.
As at the reporting date, the Group held commodity hedging financial instruments with a net asset carrying value of $176 million (2024:
$27 million) exposed to commodity price risk. An increase in relevant commodity prices of 10% would decrease the instruments’
carrying value by $77 million, the effect of which would be recognised within reserves and/or the income statement in accordance with hedge accounting application. A 10% decrease would have the same but opposite effect. This analysis assumes that all other variables remain constant (including the price on underlying physical exposures).
Foreign exchange risk management
Foreign exchange risk arises from future commitments, financial assets and financial liabilities that are not denominated in US dollars.
The majority of the Group’s revenue is denominated in US dollars. The Group is exposed to foreign currency risk arising from operating and capital expenditure incurred in currencies other than US dollars, particularly Australian dollars.
The Group’s management of foreign exchange risk relating to capital expenditure includes the use of forward exchange contract derivatives to hedge its exposure (refer to Note D.6).
The Group entered into foreign exchange forward contracts to fix the Australian dollar to US dollar exchange rate in relation to a portion of the Australian dollar denominated capital expenditure incurred or expected to be incurred under the Scarborough development (refer to Note D.6). Through the use of foreign exchange forward contracts, the Group managed its Australian dollar to US dollar exchange rate exposure in relation to the Australian dollar denominated dividend payments.
As at the reporting date, the Group held hedging foreign currency financial instruments with a net asset carrying value of $19 million
(2024: net liability carrying value of $45 million) exposed to foreign exchange risk.
Measuring the exposure to foreign exchange risk is achieved by regularly monitoring and performing sensitivity analysis on the Group’s financial position.
A reasonably possible change in the exchange rate of the US dollar to the Australian dollar (+7.0%/-7.0% (2024: +10.0%/-10.0%)), with all other variables held constant, would not have a material impact on the Group’s equity or the income statement. Refer to Notes C.1,
C.2, D.2, D.4 and D.7 for details of the denominations of cash and cash equivalents, interest-bearing liabilities, receivables, payables and lease liabilities held at 31 December 2025.
       Other accounting policies
(a) Summary of other material accounting policies
Australia tax consolidation
The parent and its wholly owned Australian controlled entities have elected to enter a tax consolidation, with Woodside Energy Group
Ltd as the head entity of the tax consolidated group. The members of the Australian tax consolidated group are identified in Note E.8(a).
The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are recognised in the separate financial statements of the members of the tax consolidated group, using the stand-
alone approach.
Entities within the tax consolidated group have entered into a tax funding arrangement and a tax sharing agreement with the head entity.
Under the tax funding agreement, Woodside Energy Group Ltd and each of the entities in the tax consolidated group have agreed to pay or receive a tax equivalent payment to or from the head entity, based on the current tax liability or current tax asset of the entity.
The tax sharing agreement entered into between members of the tax consolidated group provides for the determination of the allocation of income tax liabilities between the entities, should the head entity default on its tax payment obligations. No amounts have been recognised in the financial statements in respect of this agreement as payment of any amounts under the tax sharing agreement is considered remote.
US tax consolidation
The Group has two separate USA Tax Consolidation Groups as at 31 December 2025:
•Woodside Energy USA Operations Inc. and its wholly owned USA controlled entities have elected to file a consolidated tax return, with Woodside Energy USA Operations Inc. as the parent of the tax consolidated group (USA TCG 1).
•Woodside Energy Holdings (USA) Inc. and its wholly owned USA controlled entities have elected to file a consolidated tax return, with Woodside Energy Holdings (USA) Inc. as the parent of the tax consolidated group. The consolidated tax return will include the subsidiaries acquired as part of the Tellurian acquisition from acquisition date. Deferred tax assets and liabilities arising from temporary differences within this consolidated group have been recognised to the extent that they do not meet the initial recognition exemption in relation to the Tellurian acquisition (USA TCG 2).
The tax expense/benefit, deferred tax liabilities and deferred tax assets arising from temporary differences of the members of the tax consolidated group are computed on a separate company basis.
Entities within the tax consolidated group have entered into a tax sharing agreement. Under the tax sharing agreement, the tax liability for the consolidated group or the utilisation of tax attributes are settled periodically between the members of the group. The tax sharing agreement between members of the tax consolidated group has no overall impact on the financial statements.
(b) New standards and interpretations
New and amended accounting standards adopted
A number of amended standards became applicable for the current reporting period. The Group did not make any significant changes to its accounting policies and did not make retrospective adjustments as a result of adopting these amended standards. These amendments did not materially impact the accounting policies or amounts disclosed in the year end financial statements of the Group.
New standards and interpretations not yet adopted
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for the 31 December 2025 reporting period and have not been early adopted by the Group:
•IFRS 18 Presentation and Disclosure in Financial Statements will replace IAS 101 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, particularly those related to the consolidated income statement and providing management-defined performance measures within the financial statements. Management is currently assessing the detailed implications of applying the new standard on the Group’s financial statements. The Group will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required.
•Amendments to IFRS 7 & IFRS 9 Classification and Measurement of Financial Instruments introducing an option to derecognise financial liabilities that are settled via electronic transfer before the settlement date. The amendments also provide additional guidance on the assessment of whether contractual cash flows of certain financial assets meet the “solely payments of principal and interest” (SPPI) criterion, including assets with terms that may alter the timing or amount of cash flows, assets with non‑recourse features, and contractually linked instruments. In addition, the amendments introduce new disclosure requirements for financial instruments with contractual terms that allow cash flows to change in response to events not directly related to basic lending risks.
Management is currently assessing the detailed implications of applying the new standard on the Group’s financial statements.
The Group will apply the new standard from its mandatory effective date of 1 January 2026.